Share-Based Compensation Plans - Additional Information (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended							3 Months Ended
	Sep. 30, 2010	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012 D	Dec. 31, 2010	Feb. 29, 2012 Restricted Stock	Dec. 31, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock	Feb. 29, 2012 Restricted Stock Units	Dec. 31, 2012 Restricted Stock Units	Dec. 31, 2011 Restricted Stock Units	Dec. 31, 2010 Restricted Stock Units	Feb. 29, 2012 Performance Shares	Dec. 31, 2012 Stock Options	Dec. 31, 2012 Stock Options Minimum	Dec. 31, 2012 Stock Options Maximum	Dec. 31, 2012 Restricted Stock and Restricted Stock Units	Dec. 31, 2011 Restricted Stock and Restricted Stock Units	Dec. 31, 2010 Restricted Stock and Restricted Stock Units	Dec. 31, 2012 Continental Airlines Inc Predecessor	Dec. 31, 2010 United Airlines, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of days used to compute performance period average closing price of restricted stock units				20
Share-Based Compensation, award granted						500	545	536	212	600	1,986	3,655	1,395	1,300
Share-Based Compensation, vesting period						3 years				3 years				3 years		3 years	4 years				3 years
Share-Based Compensation, vesting date														Dec. 31, 2014
Equity awards conversion rate																					1.05
Equity awards fair value																		$ 27	$ 7	$ 33	$ 78
Equity awards payment percentage																					150.00%
Closing price of common stock	$ 23.66	$ 22.33																			$ 23.48
Cash settlements for restricted stock unit			19								35	57	84									18
Stock options, contractual term, years															10 years
Dividend yield					0.00%
Liability due to PBRSUs converted to fixed cash equivalent											$ 57